Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable
- Third parties	29,336,979	34,569,330	4,408,229
- Related party	516,920	208,508	26,589
	29,853,899	34,777,838	4,434,818
Allowance for expected credit losses, net	(597,128)	(1,347,803)	(171,870)
Total	29,256,771	33,430,035	4,262,948

Schedule of Allowance for Expected Credit Losses, Net

Allowance for expected credit losses, net consists of the following:

	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	491,148	597,128	76,145
Addition	597,128	1,339,291	170,784
Reversal	(491,294)	(597,128)	(76,145)
Written-off	—	—	—
Exchange alignment	146	8,512	1,086
Ending balance	597,128	1,347,803	171,870